Consolidated Statements of Cash Flows - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net income	CAD 266	CAD 452
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	593	352
Income from equity investments, net of dividends	(59)	(34)
Allowance for equity funds used during construction	(22)	(2)
Deferred income taxes, net	(67)	20
Net change in pension and post-retirement obligations	13	37
Regulated Fuel Adjustments Mechanism	63	39
Net changes in fair value of derivative instruments	258	96
Net change in regulatory assets and liabilities	(25)	(6)
Net change in capitalized transportation capacity	33	(133)
Foreign exchange loss (gain)	43	(27)
Gain on APUC sale of common shares and conversion of subscription receipts	(223)	0
Proceeds from Other Operating Activities	46
Payments for Other Operating Activities		(18)
Changes in non-cash working capital	134	(102)
Net cash provided by operating activities	1,053	674
Investing activities
Acquisition, net of cash acquired	(8,409)	0
Additions to property, plant and equipment	(1,031)	(427)
Purchase of investments subject to significant influence, inclusive of acquisition costs (note 15)	(276)	(136)
Net proceeds on sale of investment subject to significant influence	665	282
Proceeds on distribution from investment subject to significant influence	0	179
Other investing activities	(54)	(22)
Net cash used in investing activities	(9,105)	(124)
Financing activities
Change in short-term debt, net	118	(262)
Proceeds from long-term debt	6,423	446
Proceeds from convertible debentures, net of issuance costs (2015 represented by instalment receipts)	1,413	681
Retirement of long-term debt	(273)	(90)
Net repayments under committed credit facilities	(315)	(201)
Issuance of common stock, net of issuance costs	354	9
Dividends on common stock	(221)	(162)
Dividends on preferred stock	(28)	(30)
Dividends paid by subsidiaries to non-controlling interest	(5)	(14)
Redemption of preferred shares by subsidiary	0	(135)
Other financing activities	(18)	(21)
Net cash provided by financing activities	7,448	221
Effect of exchange rate changes on cash and cash equivalents	(65)	81
Net increase (decrease) in cash and cash equivalents	(669)	852
Cash and cash equivalents, beginning of period	1,073	221
Cash and cash equivalents, end of period	404	1,073
Cash and cash equivalents consists of:
Cash and cash equivalents	CAD 404	CAD 221